UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                       FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
Check here if Amendment: Not an amendment.
Amendment Number: Not an amendment.
This Amendment is a restatement(Check only one.): Not an amendment.
Or
This Amendment adds new holdings entries: Not an amendment.

Institutional Investment Manager Filing this Report:

Name:     Evangelical Lutheran Church In America Board Of Pensions
Address:  800 Marquette Ave., Suite 1050
          Minneapolis, MN  55402-0000

Form 13F File Number: 028-03247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Mary Johnson
Title: Controller & Assistant Treasurer
Phone: 612-333-7651

Signature, Place, and Date of Signing:

/s/ Mary Johnson
Minneapolis, MN
February 8, 2002

Report Type (Check only one.):

 (X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
 ( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 ( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page
Report Summary:
Number of Other Included Managers:   0
Form 13F Information Table Entry Total: 60
Form 13F Information Table Value Total: $318,076(x1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)
NONE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D ABBOTT LABS                    COM              002824100     4008    71900 SH       SOLE                  71900        0        0
D ALLTEL CORP                    COM              020039103     5037    81600 SH       SOLE                  81600        0        0
D AMERADA HESS CORP              COM              023551104     6669   106700 SH       SOLE                 106700        0        0
D AMERICAN EXPRESS CO            COM              025816109     6724   188400 SH       SOLE                 188400        0        0
D AUTOMATIC DATA PROCESSING INC  COM              053015103    10573   179500 SH       SOLE                 179500        0        0
D AVNET INC                      COM              053807103     4809   188800 SH       SOLE                 188800        0        0
D BANK OF AMERICA CORPORATION    COM              060505104     5766    91600 SH       SOLE                  91600        0        0
D BANK ONE CORP                  COM              06423A103     8202   210030 SH       SOLE                 210030        0        0
D BECTON DICKINSON & CO          COM              075887109     5546   167300 SH       SOLE                 167300        0        0
D BRISTOL MYERS SQUIBB CO        COM              110122108     3346    65600 SH       SOLE                  65600        0        0
D BURLINGTON NORTHN SANTA FE CP  COM              12189T104     6063   212500 SH       SOLE                 212500        0        0
D BURLINGTON RES INC             COM              122014103     5533   147400 SH       SOLE                 147400        0        0
D CHEVRONTEXACO CORP             COM              166764100     6067    67700 SH       SOLE                  67700        0        0
D CHUBB CORP                     COM              171232101     4257    61700 SH       SOLE                  61700        0        0
D COCA COLA CO                   COM              191216100     3616    76700 SH       SOLE                  76700        0        0
D COMPAQ COMPUTER CORP           COM              204493100     3709   380000 SH       SOLE                 380000        0        0
D COMPUTER ASSOC INTL INC        COM              204912109     1804    52300 SH       SOLE                  52300        0        0
D COVANCE INC                    COM              222816100     3062   134900 SH       SOLE                 134900        0        0
D DISNEY WALT CO                 COM DISNEY       254687106     4716   227600 SH       SOLE                 227600        0        0
D DOW CHEM CO                    COM              260543103     1476    43700 SH       SOLE                  43700        0        0
D ELECTRONIC DATA SYS NEW        COM              285661104     3791    55300 SH       SOLE                  55300        0        0
D EXXON MOBIL CORP               COM              30231G102     3168    80600 SH       SOLE                  80600        0        0
D GANNETT INC                    COM              364730101     7557   112400 SH       SOLE                 112400        0        0
D GOODYEAR TIRE & RUBR CO        COM              382550101     4805   201800 SH       SOLE                 201800        0        0
D GRAINGER W W INC               COM              384802104     6317   131600 SH       SOLE                 131600        0        0
D HARRIS CORP DEL                COM              413875105     5199   170400 SH       SOLE                 170400        0        0
D HEINZ H J CO                   COM              423074103     7373   179300 SH       SOLE                 179300        0        0
D HEWLETT PACKARD CO             COM              428236103     4665   227100 SH       SOLE                 227100        0        0
D INGERSOLL-RAND CO              COM              456866102     5527   132200 SH       SOLE                 132200        0        0
D J P MORGAN CHASE & CO          COM              46625H100     6900   189820 SH       SOLE                 189820        0        0
D JOHNSON & JOHNSON              COM              478160104     4533    76700 SH       SOLE                  76700        0        0
D LILLY ELI & CO                 COM              532457108     4430    56400 SH       SOLE                  56400        0        0
D LINCOLN NATL CORP IND          COM              534187109     7990   164500 SH       SOLE                 164500        0        0
D MANPOWER INC                   COM              56418H100     4703   139500 SH       SOLE                 139500        0        0
D MERCK & CO INC                 COM              589331107     3046    51800 SH       SOLE                  51800        0        0
D MINNESOTA MNG & MFG CO         COM              604059105     5036    42600 SH       SOLE                  42600        0        0
D MOTOROLA INC                   COM              620076109     6337   421900 SH       SOLE                 421900        0        0
D OGE ENERGY CORP                COM              670837103     7429   321900 SH       SOLE                 321900        0        0
D PARKER HANNIFIN CORP           COM              701094104     2213    48200 SH       SOLE                  48200        0        0
D PEPSICO INC                    COM              713448108     2264    46500 SH       SOLE                  46500        0        0
D PITNEY BOWES INC               COM              724479100     8180   217500 SH       SOLE                 217500        0        0
D POTASH CORP SASK INC           COM              73755L107     4769    77700 SH       SOLE                  77700        0        0
D PROCTER & GAMBLE CO            COM              742718109     4819    60900 SH       SOLE                  60900        0        0
D PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1633    38700 SH       SOLE                  38700        0        0
D SBC COMMUNICATIONS INC         COM              78387G103     4923   125680 SH       SOLE                 125680        0        0
D SAFECO CORP                    COM              786429100     5467   175500 SH       SOLE                 175500        0        0
D ST PAUL COS INC                COM              792860108     5914   134500 SH       SOLE                 134500        0        0
D SARA LEE CORP                  COM              803111103     9205   414100 SH       SOLE                 414100        0        0
D SCHERING PLOUGH CORP           COM              806605101     4032   112600 SH       SOLE                 112600        0        0
D SEARS ROEBUCK & CO             COM              812387108     7513   157700 SH       SOLE                 157700        0        0
D SEMPRA ENERGY                  COM              816851109     5214   212400 SH       SOLE                 212400        0        0
D SHERWIN WILLIAMS CO            COM              824348106     6089   221400 SH       SOLE                 221400        0        0
D SUPERVALU INC                  COM              868536103     6955   314400 SH       SOLE                 314400        0        0
D TEXTRON INC                    COM              883203101     5299   127800 SH       SOLE                 127800        0        0
D US BANCORP DEL                 COM NEW          902973304     4494   214700 SH       SOLE                 214700        0        0
D VULCAN MATLS CO                COM              929160109     5873   122500 SH       SOLE                 122500        0        0
D WACHOVIA CORP 2ND NEW          COM              929903102     6234   198800 SH       SOLE                 198800        0        0
D WELLS FARGO & CO NEW           COM              949746101     9050   208200 SH       SOLE                 208200        0        0
D WHIRLPOOL CORP                 COM              963320106     1071    14600 SH       SOLE                  14600        0        0
D XCEL ENERGY INC                COM              98389B100     7076   255100 SH       SOLE                 255100        0        0
S REPORT SUMMARY                 60 DATA RECORDS              318076           00 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED